WCM Focused International Growth Fund

Investor Class Shares – WCMRX

Institutional Class Shares – WCMIX

A series of Investment Managers Series Trust

Supplement dated June 8, 2020, to the

Prospectus and Statement of Additional Information (“SAI”),

both dated September 1, 2019, as supplemented.

Effective June 30, 2020 (the “Effective Date”), Sanjay Ayer, CFA, will be added as a portfolio manager to the WCM Focused International Growth Fund. As a result, as of the Effective Date, the Prospectus and SAI are updated as follows:

The “Portfolio Managers” section on page 4 of the Prospectus is replaced with the following:

The portfolio management team is comprised of Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich, CFA. Messrs. Black, Hunkel, Trigg and Winrich have served as portfolio managers of the Fund since its inception on May 31, 2011. Mr. Ayer has served as portfolio manager of the Fund since June 30, 2020. The members of the portfolio management team are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The first paragraph under the heading entitled “Portfolio Managers” beginning on page 30 of the Prospectus is deleted in its entirety and replaced with the following:

Each Fund is team-managed by members of the Advisor’s Investment Strategy Group (the “ISG”). The membership of the ISG differs for each Fund. The ISG for the WCM Focused International Growth Fund currently consists of five investment professionals - Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich, CFA; the ISG for the WCM Focused Emerging Markets Fund currently consists of five investment professionals - Sanjay Ayer, CFA, Peter J. Hunkel, Michael B. Trigg, Gregory S. Ise, CFA, and Mike Tian; the ISG for the WCM Focused Global Growth Fund currently consists of five investment professionals - Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich, CFA; the ISG for the WCM International Small Cap Growth Fund currently consists of two investment professionals - Sanjay Ayer, CFA and Gregory S. Ise, CFA. These managers share portfolio management responsibilities and all investment purchase and sale decisions are made by the respective ISG.

The first paragraph under the heading entitled “Portfolio Managers” beginning on page B-34 of the SAI is deleted in its entirety and replaced with the following:

The WCM Focused International Growth Fund is team-managed by Sanjay Ayer, CFA, Paul R. Black, Peter J. Hunkel, Michael B. Trigg, and Kurt R. Winrich, CFA.

The following is added under the section entitled “Other Accounts Managed by the Portfolio Managers” beginning on page B-34 of the SAI:

As of April 30, 2020, information on other accounts managed by the Sanjay Ayer is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sanjay Ayer, CFA	8	$923.80	16	$2,441.82	64	$2,989.04

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sanjay Ayer, CFA	0	$0	0	$0	2	$508.34

The following is added to the “Ownership of the Funds by Portfolio Managers” on page B-36 of the SAI:

The following chart sets forth the dollar range of Fund shares owned by Sanjay Ayer as of April 30, 2020.

Dollar Range of Securities in the Funds (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, Over $1,000,000)
Name of Portfolio Manager	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM Focused Global Growth Fund	WCM International Small Cap Growth Fund
Sanjay Ayer	None	$100,001-$500,000	$500,001-$1,000,000	$100,001-$500,000

Please file this Supplement with your records.